ORGANIZATION AND BASIS OF PRESENTATION (Details Narrative)				9 Months Ended		12 Months Ended
	Oct. 06, 2020 USD ($) $ / shares	Sep. 01, 2020	Jul. 29, 2020	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Oct. 06, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 17, 2019 USD ($)	Jan. 23, 2012 $ / shares
Real Estate Properties [Line Items]
Number of Limited Liability Companies							two limited partnerships (NetREIT Palm Self-Storage LP and NetREIT Casa Grande LP), all with ownership in real estate income producing properties. The Company refers to these entities collectively, as the “NetREIT Partnerships”.
Number of Limited Partnerships in which Company is Sole General Partner							six limited partnerships that purchase model homes and lease them back to homebuilders (Dubose Model Homes Investors #202, LP, Dubose Model Homes Investors #203, LP, Dubose Model Homes Investors #204, LP, Dubose Model Homes Investors #205, LP, Dubose Model Homes Investors #206, LP and NetREIT Dubose Model Home REIT, LP). The Company refers to these entities collectively, as the “Model Home Partnerships”.
Shares Issued, Price Per Share | $ / shares										$ 10.00
Issuance of common stock series A, net of offering costs				$ 8,871,879			$ 205,000,000,000
Debt instrument, maturity date		Oct. 01, 2020
Long-term debt, maturity, remainder of fiscal year					$ 942,863
Mortgage Notes [Member]
Real Estate Properties [Line Items]
Long-term debt, maturity, remainder of fiscal year				900,000
Promissory Note [Member]
Real Estate Properties [Line Items]
Debt face amount							$ 7,700,000		$ 14,000,000.0
Debt instrument, interest rate,									8.00%
Renewal fee percentage					4.00%
Maturity [Member]
Real Estate Properties [Line Items]
Debt instrument, maturity date		Mar. 31, 2021
Reverse Stock Split [Member]
Real Estate Properties [Line Items]
Stockholders' Equity Note, Stock Split, Conversion Ratio			2
IPO [Member]
Real Estate Properties [Line Items]
Issuance of stock, net of issuance cost, shares | shares						500,000
Shares Issued, Price Per Share | $ / shares	$ 5.00
Issuance of common stock series A, net of offering costs	$ 2,000,000.0					$ 2,000,000.0
IPO [Member] | Other Expenses [Member]
Real Estate Properties [Line Items]
Payment of stock issuance cost	500,000
IPO [Member] | Underwriting Discounts [Member]
Real Estate Properties [Line Items]
Payment of stock issuance cost	$ 500,000
Commercial Property [Member]
Real Estate Properties [Line Items]
Number of commercial property fee and interest							14 commercial properties in fee interest and have partial interests
Commercial Property [Member] | Partially Owned Properties [Member]
Real Estate Properties [Line Items]
Number of property and investment							one property through our investments in limited partnerships for which we serve as the general partner.
Model Home [Member] | Mortgage Notes [Member]
Real Estate Properties [Line Items]
Long-term debt, maturity, remainder of fiscal year				$ 600,000			$ 10,200,000
Commercial [Member] | Mortgage Notes [Member]
Real Estate Properties [Line Items]
Long-term debt, maturity, remainder of fiscal year							$ 16,400,000